THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.3%	Shares	Value

AUSTRALIA — 3.7%
Newcrest Mining, Ltd.	2,918,595	$55,386,084

BRAZIL — 1.9%
BrasilAgro - Brasileira de Propriedades Agricolas	285,230	1,344,461
Centrais Eletricas Brasileiras SA	4,087,611	21,456,334
Embraer SA ADR *	897,101	5,759,388

		28,560,183

BURKINA FASO — 0.2%
IAMGOLD *	802,628	2,712,883

CANADA — 27.4%
Artemis Gold *†	2,250,919	10,719,919
Bear Creek Mining Corp. * (A)	3,344,634	7,271,228
Cameco Corp.	4,081,052	50,686,666
Cenovus Energy, Inc. *	3,342,734	19,736,181
Centerra Gold, Inc.	3,512,998	36,400,566
Crescent Point Energy Corp.	6,646,892	18,296,821
Denison Mines Corp. * (A)	11,782,170	7,831,746
Dundee Corp., Cl A * (A)	2,419,423	2,365,027
Equinox Gold *	581,494	5,556,877
Fission Uranium Corp. * (A)	15,608,000	4,210,956
Gabriel Resources, Ltd. * (A)(B)	5,631,603	946,858
International Tower Hill Mines, Ltd. * (A)	3,829,649	5,016,840
Ivanhoe Mines, Ltd., Cl A *	4,215,105	20,140,209
MEG Energy Corp. * (A)	5,885,008	19,605,188
New Gold, Inc. *	4,422,870	8,491,910
NexGen Energy, Ltd. * (A)	9,156,883	25,850,516
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	1,640,594
Northern Dynasty Minerals, Ltd. (USD) * (A)	11,239,386	6,440,168
Novagold Resources, Inc. *	870,827	7,941,942
Pan American Silver Corp.	314,397	10,171,342
Seabridge Gold, Inc. (CAD) * (A)	1,531,284	29,661,705
Seabridge Gold, Inc. (USD) * (A)	502,678	9,756,980
Sprott, Inc. (A)	588,906	16,721,937
Turquoise Hill Resources, Ltd. * (A)	3,708,563	40,794,193

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
Uranium Participation Corp. * (A)	5,455,017	$18,769,951
Western Copper & Gold *	1,335,363	1,545,523
Wheaton Precious Metals Corp.	466,919	19,176,363

		405,748,206

CHINA — 1.0%
China Shenhua Energy Co., Ltd., Cl H	1,763,500	3,267,036
Guangshen Railway Co., Ltd., Cl H (A)	42,448,679	7,654,517
NVC Lighting Holding, Ltd. *	14,809,203	313,676
PAX Global Technology, Ltd.	3,609,000	3,558,289

		14,793,518

FRANCE — 2.0%
Electricite de France SA *	2,362,890	29,465,820

GREECE — 0.6%
Diana Shipping, Inc. * (A)	2,268,027	4,944,299
Tsakos Energy Navigation, Ltd. (A)	428,350	3,572,439

		8,516,738

HONG KONG — 0.1%
Luks Group Vietnam Holdings Co., Ltd.	9,255,000	1,520,332

JAPAN — 7.9%
Fukuda Corp.	48,700	2,366,576
Inpex Corp.	2,573,500	14,853,079
Japan Petroleum Exploration Co., Ltd.	245,800	4,672,802
Japan Steel Works, Ltd.	304,563	8,440,424
Kamigumi Co., Ltd.	389,950	6,863,131
Mitsubishi Corp.	1,100,500	27,809,838
Mitsui & Co., Ltd.	1,296,500	23,948,354
Organo Corp.	150,700	9,997,809
Suzuken Co., Ltd.	154,000	5,964,399
Tachi-S Co., Ltd., Cl S *	152,100	1,549,766
West Japan Railway Co.	188,300	10,011,240

		116,477,418

KAZAKHSTAN — 1.3%
NAC Kazatomprom JSC GDR (C)	1,110,803	19,105,812

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued	Shares	Value

KAZAKHSTAN — continued
NAC Kazatomprom JSC GDR	23,011	$395,789

		19,501,601

LEBANON — 0.0%
Solidere ADR *(D)(E)	174,732	497,462

NORWAY — 0.8%
Stolt-Nielsen, Ltd.	865,896	12,098,128

RUSSIA — 12.9%
Etalon Group GDR (A)	7,541,111	13,350,850

Federal Grid Unified Energy System PJSC	10,798,307,373	30,742,644
Gazprom PJSC	14,276,608	40,449,132
Gazprom PJSC ADR	2,411,391	13,439,610
Lenta PLC GDR *	3,262,301	10,090,066
LSR Group PJSC, Cl A	739,048	9,374,816
Moscow Exchange MICEX-RTS PJSC	3,258,045	6,767,073
Polyus PJSC GDR	170,845	16,143,606
RusHydro PJSC	3,242,334,688	33,417,297
RusHydro PJSC ADR	459,437	457,775
Sberbank of Russia PJSC	4,852,585	16,569,834

		190,802,703

SINGAPORE — 2.5%
First Resources, Ltd.	3,918,000	4,563,132
Golden Agri-Resources, Ltd. (A)	234,423,300	31,878,317

		36,441,449

SOUTH AFRICA — 1.3%
Gold Fields, Ltd.	1,508,530	14,422,494
Impala Platinum Holdings, Ltd.	409,600	5,572,190

		19,994,684

SOUTH KOREA — 6.2%
Hankook Tire Worldwide Co., Ltd.	581,645	8,212,764
Korea Electric Power Corp. ADR *	229,825	2,362,601
Korean Reinsurance	669,440	4,450,605
KT Corp. *	2,131,718	45,481,492

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — continued
KT Corp. ADR *	742,473	$7,810,816
LG Corp.	82,769	7,325,060
LG Uplus	1,195,193	12,752,129
Pyeong Hwa Automotive	297,194	2,898,867

		91,294,334

SRI LANKA — 0.6%
Hemas Holdings PLC (A)	16,019,905	8,152,375

THAILAND — 0.6%
Kasikornbank PLC	2,165,600	9,152,079

TURKEY — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	13,236,320	4,352,182
Turkiye Halk Bankasi AS *	5,206,296	3,733,818

		8,086,000

UKRAINE — 2.9%
Astarta Holding NV * (A)(B)	654,547	6,910,812
Kernel Holding SA	1,294,482	19,006,002
MHP SE (LSE Shares) GDR (A)(B)	2,756,064	16,568,150
MHP SE (USD Shares) GDR (A)(B)(C)	44,627	268,276

		42,753,240

UNITED KINGDOM — 1.5%
Fresnillo PLC	1,038,879	14,036,189
Yellow Cake PLC * (A)(C)	2,969,807	8,855,592

		22,891,781

UNITED STATES — 5.4%
Franklin Resources, Inc.	153,205	4,027,759
Range Resources Corp. *	3,444,555	31,724,351
Royal Gold, Inc.	59,877	6,399,654
Southwestern Energy Co. *	10,104,480	38,093,890

		80,245,654

TOTAL COMMON STOCK (Cost $1,028,574,437)		1,205,092,672

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

PREFERRED STOCK — 1.6%	Shares	Value

GERMANY — 0.2%
Draegerwerk & KGaA 0.900%	36,160	$3,094,145

SOUTH KOREA — 1.4%
Hyundai Motor Co. 4.170%	217,375	19,965,757

TOTAL PREFERRED STOCK (Cost $15,701,522)		23,059,902

CONVERTIBLE BONDS — 0.7%	Face Amount

CANADA — 0.7%
Gabriel Resources, Ltd., CV to 3,220 Shares per $1,000 Principle Amount 0.025%, 06/30/21 (A)(B)(D)(E)	CAD 15,950,000	11,188,649

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (B)(C)(D)(E)(F)	$ 723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)		11,188,649

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21* (A)(B)(D)(E)	15,950	—
Pan American Silver Corp. #*(B)(D)(E)	2,532,384	1,949,936

TOTAL RIGHTS (Cost $–)		1,949,936

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

WARRANT — 0.0%	Number of Warrants	Value

CANADA — 0.0%
Gabriel Resources, Ltd., Strike Price 0.46 CAD, Expires 06/30/21* (A)(B)(D)(E)	11,428,804	$9

TOTAL WARRANT (Cost $–)		9

TOTAL INVESTMENTS— 83.7% (Cost $1,059,093,280)		1,241,291,168

Other Assets and Liabilities, Net — 16.3%		241,680,336

NET ASSETS — 100.0%		$1,482,971,504

#	Expiration date unavailable.
†	Restricted Equity.
*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2021 was $37,832,690 and represented 2.5% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2021 was $28,229,680 and represents 1.9% of Net Assets.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2021 was $13,636,056 and represented 0.9% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

The list of inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$55,386,084	$—	$55,386,084
Brazil	28,560,183	—	—	28,560,183
Burkina Faso	2,712,883	—	—	2,712,883
Canada	405,748,206	—	—	405,748,206
China	—	14,793,518	—	14,793,518
France	—	29,465,820	—	29,465,820
Greece	8,516,738	—	—	8,516,738
Hong Kong	—	1,520,332	—	1,520,332
Japan	—	116,477,418	—	116,477,418
Kazakhstan	19,501,601	—	—	19,501,601
Lebanon	—	—	497,462	497,462
Norway	—	12,098,128	—	12,098,128
Russia	137,320,796	53,481,907	—	190,802,703
Singapore	—	36,441,449	—	36,441,449
South Africa	—	19,994,684	—	19,994,684
South Korea	10,173,417	81,120,917	—	91,294,334
Sri Lanka	—	8,152,375	—	8,152,375
Thailand	—	9,152,079	—	9,152,079
Turkey	—	8,086,000	—	8,086,000
Ukraine	—	42,753,240	—	42,753,240
United Kingdom	—	22,891,781	—	22,891,781
United States	80,245,654	—	—	80,245,654

Total Common Stock	692,779,478	511,815,732	497,462	1,205,092,672
Preferred Stock
Germany	—	3,094,145	—	3,094,145
South Korea	—	19,965,757	—	19,965,757

Total Preferred Stock	—	23,059,902	—	23,059,902
Convertible Bonds
Canada	—	—	11,188,649	11,188,649
India	—	—	—	—

Total Convertible Bonds	—	—	11,188,649	11,188,649
Rights
Canada	—	—	1,949,936	1,949,936

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Warrant
Canada	$—	$—	$9	$9

Total Investments in Securities	$692,779,478	$534,875,634	$13,636,056	$1,241,291,168

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bond	Rights	Warrants	Total
Beginning Balance as of November 1, 2020	$ 413,853	$12,097,183	$1,823,316	$171,565	$14,505,917
Accrued discounts/premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	83,609	(908,534)	126,620	(171,556)	(869,861)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Amortization sold	—	—	—	—	—
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—

Ending balance as of January 31, 2021	$ 497,462	$ 11,188,649	$ 1,949,936	$ 9	$ 13,636,056

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$ 83,609	$ (908,534)	$ 126,620	$ (171,556)	$ (869,861)

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at
Assets	January 31, 2021	Valuation Technique	Unobservable Inputs	Inputs
Common
Stocks	$497,462	Adjusted Trade Price	Discount Rate	85%

			Credit Spread	10%
Convertible			Volatility	60%
Bonds	11,188,649	Matrix Pricing	Liquidity Risk	10%

Rights	1,949,936	Adjusted Recent Trade	Adjusted Trade Price	$0.72

Warrants	9	Multiples Method	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended January 31, 2021, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2020 through January 31, 2021. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2021	Dividend Income
Astarta Holding NV
$ 3,019,537	$ -	$ -	$ -	$ 3,891,275	$ 6,910,812	$ -
Bear Creek Mining Corp.
6,404,652	1,412,260	-	-	(545,684)	7,271,228	-
Denison Mines Corp.
4,519,793	-	(637,406)	81,623	3,867,736	7,831,746	-
Diana Shipping, Inc.
3,399,646	-	(560,501)	(150,875)	2,256,029	4,944,299	-
Dundee Corp., Cl A
2,578,684	-	-	-	(213,657)	2,365,027	-
Etalon Group GDR
9,908,881	2,262,249	184,038	(184,038)	1,179,720	13,350,850	998,674

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2021	Dividend Income
Fission Uranium Corp.
$ 2,954,025	$ 155,623	$ -	$ -	$ 1,101,308	$ 4,210,956	$ -
Gabriel Resources, Ltd.
1,141,284	-	-	-	(194,426)	946,858	-
Golden Agri-Resources, Ltd.
25,605,670	45,990	(2,060,905)	(2,100,336)	10,387,898	31,878,317	-
Guangshen Railway Co., Ltd., Cl H
7,074,949	-	-	-	579,568	7,654,517	-
Hemas Holdings
5,937,521	-	-	-	2,214,854	8,152,375	34,582
International Tower Hill Mines, Ltd.
4,603,874	984,689	-	-	(571,723)	5,016,840	-
MEG Energy Corp.
15,472,807	-	(8,610,132)	623,829	12,118,684	19,605,188	-
MHP SA (LSE Shares) GDR
13,787,263	1,505,036	-	-	1,275,851	16,568,150	-
MHP SA (USD Shares) GDR
245,786	-	-	-	22,490	268,276	-
NexGen Energy Ltd.
17,324,708	-	(3,047,641)	282,867	11,290,582	25,850,516	-
Northern Dynasty Minerals, Ltd. (CAD)
2,566,899	-	-	-	(926,305)	1,640,594	-
Northern Dynasty Minerals, Ltd. (USD)
9,692,206	236,058	-	-	(3,488,096)	6,440,168	-
Seabridge Gold, Inc. (CAD)
29,515,404	-	-	-	146,301	29,661,705	-
Seabridge Gold, Inc. (USD)
2,646,844	6,369,513	-	-	740,623	9,756,980	-
Sprott, Inc.
10,628,814	6,860,919	-	-	(767,796)	16,721,937	104,973
Tsakos Energy Navigation, Ltd.
3,328,283	-	-	(10)	244,166	3,572,439	53,544
Turquoise Hill Resources, Ltd.
24,101,824	7,225,383	-	-	9,466,986	40,794,193	-
Uranium Participation Corp.
16,377,744	-	-	-	2,392,207	18,769,951	-
Yellow Cake PLC
7,376,866	-	(71,403)	15,922	1,534,207	8,855,592	-

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2021
(Unaudited)

Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 1/31/2021	Dividend Income
Gabriel Resources, Ltd.
$ 12,097,183	$ -	$ -	$ -	$ (908,534)	$ 11,188,649	$ 781
Gabriel Resources, Ltd.
171,565	-	-	-	(171,556)	9	-
Gabriel Resources, Ltd.
-	-	-	-	-	-	-
Totals

$ 242,482,712	$27,057,720	$(14,803,950)	$(1,431,018)	$ 56,922,708	$310,228,172	$1,192,554

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.0%	Shares	Value

AUSTRALIA — 4.1%
Newcrest Mining, Ltd.	604,366	$11,469,034

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA	273,160	1,433,848
Embraer SA ADR *	198,109	1,271,860

		2,705,708

CANADA — 21.6%
Cameco Corp.	861,202	10,696,129
Cenovus Energy, Inc. *	1,328,512	7,843,805
Crescent Point Energy Corp.	1,271,013	3,498,703
Ivanhoe Mines, Ltd., Cl A *	940,282	4,492,765
MEG Energy Corp. * (A)	1,205,542	4,016,116
New Gold, Inc. *	876,033	1,681,983
Novagold Resources, Inc. *	523,896	4,777,932
Pan American Silver Corp.	91,575	2,962,626
Tourmaline Oil Corp.	286,135	4,076,934
Turquoise Hill Resources, Ltd. * (A)	669,924	7,369,164
Wheaton Precious Metals Corp.	205,073	8,422,348

		59,838,505

CHINA — 1.7%
China Shenhua Energy Co., Ltd., Cl H	653,500	1,210,665
Guangshen Railway Co., Ltd., Cl H (A)	8,770,000	1,581,442
PAX Global Technology, Ltd.	2,012,000	1,983,729

		4,775,836

FRANCE — 0.5%
Electricite de France SA *	107,978	1,346,512

HONG KONG — 1.0%
K Wah International Holdings, Ltd.	2,647,000	1,251,128
SJM Holdings, Ltd.	1,279,000	1,370,807

		2,621,935

ISRAEL — 0.2%
Bezeq The Israeli Telecommunication *	546,236	560,800

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — 5.1%
Inpex Corp.	463,500	$2,675,112
Kamigumi Co., Ltd.	112,500	1,980,003
Mitsubishi Corp.	79,400	2,006,453
Mitsui & Co., Ltd.	99,300	1,834,224
Suzuken Co., Ltd.	72,900	2,823,407
West Japan Railway Co.	53,900	2,865,671

		14,184,870

KAZAKHSTAN — 3.2%
NAC Kazatomprom JSC GDR	177,370	3,050,764
NAC Kazatomprom JSC GDR (B)	335,296	5,767,091

		8,817,855

NETHERLANDS — 0.4%
AerCap Holdings *	30,491	1,165,976

RUSSIA — 14.1%
Federal Grid Unified Energy System PJSC	692,015,233	1,970,159
Gazprom PJSC	3,825,670	10,839,061
Lenta PLC GDR *	718,450	2,222,115
LSR Group PJSC, Cl A	103,399	1,311,615
LSR Group PJSC GDR	254,368	605,654
Magnit PJSC	36,826	2,392,620
Moscow Exchange MICEX-RTS PJSC	564,719	1,172,941
PhosAgro PJSC	29,762	1,437,369
Polyus PJSC GDR	82,242	7,771,269
RusHydro PJSC	380,704,397	3,923,750
Sberbank of Russia PJSC	1,559,924	5,326,580

		38,973,133

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd. (A)	33,279,700	4,525,578

SOUTH AFRICA — 1.7%
Gold Fields, Ltd.	224,980	2,150,950
Impala Platinum Holdings, Ltd.	178,100	2,422,869

		4,573,819

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2021
(Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — 6.8%
Hyundai Mobis, Co., Ltd.	8,302	$2,340,895
Korea Electric Power Corp. *	24,829	508,684
Korea Electric Power Corp. ADR *	238,420	2,450,958
KT Corp. *	184,879	3,944,505
KT Corp. ADR *	373,513	3,929,357
LG Corp.	21,323	1,887,086
LG Uplus	338,218	3,608,622

		18,670,107

THAILAND — 0.3%
Kasikornbank PLC	189,800	802,117

UKRAINE — 1.3%
MHP SA GDR (A)(C)	599,412	3,603,381

UNITED KINGDOM — 1.3%
Fresnillo PLC	270,498	3,654,671

UNITED STATES — 1.1%
Royal Gold, Inc.	27,858	2,977,463

TOTAL COMMON STOCK (Cost $148,968,794)		185,267,300

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%	22,319	2,049,986

TOTAL PREFERRED STOCK (Cost $1,266,137)		2,049,986

TOTAL INVESTMENTS— 67.7% (Cost $150,234,931)		187,317,286

Other Assets and Liabilities, Net — 32.3%		89,244,739

NET ASSETS — 100.0%		$276,562,025

*	Non-income producing security.
(A)	Affiliated investment.

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2021
(Unaudited)

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2021 was $5,767,091 and represents 2.1% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2021 was $3,603,381 and represented 1.3% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The list of inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$11,469,034	$—	$11,469,034
Brazil	2,705,708	—	—	2,705,708
Canada	59,838,505	—	—	59,838,505
China	—	4,775,836	—	4,775,836
France	—	1,346,512	—	1,346,512
Hong Kong	—	2,621,935	—	2,621,935
Israel	—	560,800	—	560,800
Japan	—	14,184,870	—	14,184,870
Kazakhstan	8,817,855	—	—	8,817,855
Netherlands	1,165,976	—	—	1,165,976
Russia	28,374,095	10,599,038	—	38,973,133
Singapore	—	4,525,578	—	4,525,578
South Africa	—	4,573,819	—	4,573,819
South Korea	6,380,315	12,289,792	—	18,670,107
Thailand	—	802,117	—	802,117
Ukraine	—	3,603,381	—	3,603,381
United Kingdom	—	3,654,671	—	3,654,671
United States	2,977,463	—	—	2,977,463

Total Common Stock	110,259,917	75,007,383	—	185,267,300
Preferred Stock
South Korea	—	2,049,986	—	2,049,986

Total Investments in Securities	$110,259,917	$77,057,369	$—	$187,317,286

4

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2021
(Unaudited)

There were no transfers in or out of Level 3 for the period ended January 31, 2021.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2020 through January 31, 2021. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 1/31/2021	Dividend Income
Golden Agri-Resources, Ltd.
$736,248	$2,919,574	$ —	$ —	$ 869,756	$ 4,525,578	$ —
Guangshen Railway Co., Ltd., Cl H
—	1,646,376	—	—	(64,934)	1,581,442	—
MEG Energy Corp.
—	4,204,114	—	—	(187,998)	4,016,116	—
MHP SA GDR
3,270,264	34,425	—	—	298,692	3,603,381	—
Turquoise Hill Resources, Ltd.
6,092,848	—	(1,536,202)	(769,704)	3,582,222	7,369,164	—
Totals:
$ 10,099,360	$8,804,489	$(1,536,202)	$(769,704)	$ 4,497,738	$21,095,681	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-002-1200

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